Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

April 30, 2020

URX-QTLY-0620
1.929338.108

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.4%
REITs - Apartments - 22.4%
American Campus Communities, Inc.	489,074	$17,259,421
American Homes 4 Rent Class A	907,161	21,898,867
Apartment Investment & Management Co. Class A	529,946	19,963,066
AvalonBay Communities, Inc.	497,115	81,004,889
Camden Property Trust (SBI)	344,662	30,354,382
Equity Residential (SBI)	1,242,494	80,836,660
Essex Property Trust, Inc.	235,214	57,415,737
Front Yard Residential Corp. Class B	174,551	1,991,627
Independence Realty Trust, Inc.	323,578	3,258,430
Invitation Homes, Inc.	1,916,236	45,318,981
Mid-America Apartment Communities, Inc.	406,004	45,439,935
UDR, Inc.	1,043,091	39,084,620
		443,826,615
REITs - Diversified - 12.6%
Apple Hospitality (REIT), Inc.	748,990	7,250,223
CorePoint Lodging, Inc.	139,904	608,582
Cousins Properties, Inc.	522,388	15,760,446
Digital Realty Trust, Inc.	935,632	139,867,628
Duke Realty Corp.	1,308,346	45,399,606
PS Business Parks, Inc.	71,290	9,202,826
Vornado Realty Trust	563,830	24,707,031
Washington REIT (SBI)	286,881	6,690,065
		249,486,407
REITs - Health Care - 9.6%
HCP, Inc.	1,761,750	46,052,145
Healthcare Realty Trust, Inc.	476,022	13,990,287
LTC Properties, Inc.	141,498	5,037,329
Senior Housing Properties Trust (SBI)	846,809	2,633,576
Universal Health Realty Income Trust (SBI)	45,049	4,818,441
Ventas, Inc.	1,326,724	42,919,521
Welltower, Inc.	1,444,267	73,989,798
		189,441,097
REITs - Hotels - 4.1%
Ashford Hospitality Trust, Inc. (a)	296,734	244,004
Chatham Lodging Trust	167,037	1,254,448
DiamondRock Hospitality Co.	712,615	4,439,591
Hersha Hospitality Trust	127,810	668,446
Hospitality Properties Trust (SBI)	585,768	4,059,372
Host Hotels & Resorts, Inc.	2,552,771	31,424,611
Park Hotels & Resorts, Inc.	852,098	8,103,452
Pebblebrook Hotel Trust	465,001	5,505,612
RLJ Lodging Trust	606,879	5,637,906
Ryman Hospitality Properties, Inc.	193,802	6,848,963
Summit Hotel Properties, Inc.	374,351	2,268,567
Sunstone Hotel Investors, Inc.	800,415	7,355,814
Xenia Hotels & Resorts, Inc.	400,947	3,889,186
		81,699,972
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	170,733	4,835,159
Empire State Realty Trust, Inc.	531,579	4,444,000
Retail Properties America, Inc.	760,521	4,715,230
		13,994,389
REITs - Manufactured Homes - 4.2%
Equity Lifestyle Properties, Inc.	648,054	39,084,137
Sun Communities, Inc.	329,894	44,337,754
		83,421,891
REITs - Office Buildings - 0.2%
Government Properties Income Trust	171,582	4,701,347
REITs - Office Property - 10.8%
Boston Properties, Inc.	511,841	49,740,708
Brandywine Realty Trust (SBI)	627,167	6,999,184
Columbia Property Trust, Inc.	416,109	5,946,198
Corporate Office Properties Trust (SBI)	398,854	10,537,723
Douglas Emmett, Inc.	586,704	17,888,605
Easterly Government Properties, Inc.	263,980	7,103,702
Equity Commonwealth	433,974	14,733,417
Franklin Street Properties Corp.	381,664	2,076,252
Highwoods Properties, Inc. (SBI)	369,269	14,331,330
Hudson Pacific Properties, Inc.	551,569	13,557,566
JBG SMITH Properties	420,120	14,263,074
Kilroy Realty Corp.	347,157	21,613,995
Mack-Cali Realty Corp.	322,342	5,218,717
Paramount Group, Inc.	716,681	6,915,972
Piedmont Office Realty Trust, Inc. Class A	447,722	7,767,977
SL Green Realty Corp.	290,154	15,392,670
		214,087,090
REITs - Regional Malls - 4.5%
CBL & Associates Properties, Inc. (a)	621,972	179,750
Pennsylvania Real Estate Investment Trust (SBI) (a)	207,551	209,627
Simon Property Group, Inc.	1,092,254	72,929,800
Tanger Factory Outlet Centers, Inc. (a)	330,672	2,486,653
Taubman Centers, Inc.	217,918	9,392,266
The Macerich Co. (a)	392,231	2,929,966
		88,128,062
REITs - Shopping Centers - 5.4%
Acadia Realty Trust (SBI)	309,520	3,834,953
Brixmor Property Group, Inc.	1,060,191	12,139,187
Federal Realty Investment Trust (SBI)	250,004	20,817,833
Kimco Realty Corp.	1,502,941	16,397,086
Kite Realty Group Trust	298,951	3,058,269
Ramco-Gershenson Properties Trust (SBI)	286,144	1,951,502
Regency Centers Corp.	596,431	26,189,285
Retail Opportunity Investments Corp.	412,891	4,007,107
Retail Value, Inc.	52,899	765,449
Seritage Growth Properties	119,303	1,262,226
SITE Centers Corp.	531,207	3,219,114
Urban Edge Properties	409,929	4,714,184
Washington Prime Group, Inc. (a)	664,490	571,329
Weingarten Realty Investors (SBI)	430,533	7,831,395
		106,758,919
REITs - Storage - 9.0%
CubeSmart	688,940	17,361,288
Extra Space Storage, Inc.	460,985	40,677,316
Life Storage, Inc.	166,046	14,543,969
National Storage Affiliates Trust	211,178	6,014,349
Public Storage	534,711	99,162,155
		177,759,077
REITs - Warehouse/Industrial - 15.9%
Americold Realty Trust (a)	682,575	20,879,969
EastGroup Properties, Inc.	136,719	14,492,214
First Industrial Realty Trust, Inc.	451,884	17,067,659
Prologis, Inc.	2,627,728	234,472,168
QTS Realty Trust, Inc. Class A	206,825	12,932,767
Rexford Industrial Realty, Inc.	394,807	16,076,541
		315,921,318
TOTAL COMMON STOCKS
(Cost $2,338,381,750)		1,969,226,184

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.16% (b)	10,239,241	10,242,313
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	18,319,532	18,321,364
TOTAL MONEY MARKET FUNDS
(Cost $28,563,677)		28,563,677
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,366,945,427)		1,997,789,861
NET OTHER ASSETS (LIABILITIES) - (0.8)%(d)		(15,586,581)
NET ASSETS - 100%		$1,982,203,280

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	June 2020	$6,240,160	$449,451	$449,451
CME E-mini S&P MidCap 400 Index Contracts (United States)	37	June 2020	6,072,810	365,252	365,252
TOTAL FUTURES CONTRACTS					$814,703

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Includes $756,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,257
Fidelity Securities Lending Cash Central Fund	228,337
Total	$317,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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